Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of cash flows [abstract]
Trade and other receivables	$ (85)	$ 114	$ (281)	$ (155)
Inventory	(42)	(149)	(538)	(965)
Prepaid expenses and other current assets	(1)	311	(124)	160
Other non-current assets				150
Payables and accrued liabilities	(525)	158	(278)	(706)
Provision for restructuring costs		45		(1,307)
Income taxes payable		(565)		2,339
Employee future benefits (note 10)	(96)	423	(313)	567
Provisions and other non-current liabilities		(253)		(533)
Increase (decrease) in operating assets and liabilities	$ (749)	$ 84	$ (1,534)	$ (450)